S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 12, 2026
Kraken [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kraken
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	has a direct material interest in our sponsor
Tribe Capital Management, LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Tribe Capital
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	has a direct material interest in our sponsor
Natural Capital Sponsor I LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Natural Capital
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	has a direct material interest in our sponsor